DESCRIPTION OF THE PLAN (Details) - TopBuild Corp. 401(k) Plan - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
DESCRIPTION OF THE PLAN
Maximum employees contribution (in %)	50.00%
Deferral rate	3.00%
Minimum age for Plan eligibility	50 years
Employee contribution election increment percentage (in %)	1.00%
Employer contribution cliff vesting period (in years)	1 year
Vesting percentage (in %)	100.00%
Accumulated forfeitures amount	$ 650,522	$ 686,971
Forfeited nonvested accounts to reduce company contributions	626,292
Note receivable, minimum borrowing amount	1,000
Note receivable, maximum borrowing amount	$ 50,000
Note receivable, maximum borrowing percentage (in %)	50.00%
Benefit payment installment maximum period (in years)	5 years
Minimum
DESCRIPTION OF THE PLAN
Loan term	1 year
Maximum
DESCRIPTION OF THE PLAN
Loan term	5 years
Maximum | Principal residence loan
DESCRIPTION OF THE PLAN
Loan term	15 years